General	6 Months Ended
Jun. 30, 2021
Disclosureof General Explanatory [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Medigus Ltd. (the “Company” or “Medigus”) was incorporated in Israel on December 9, 1999. The Company’s registered office and principal place of business are located in Israel. The address of its registered office is P.O. Box 3030, Omer, Israel 8496500.

“Group” - the Company together with, Jeff’s Brands Ltd., Charging Robotics Ltd., GERD IP and Eventer Ltd..

“Subsidiaries” – Entities under the control of the Company.

These interim condensed consolidated financial statements were approved on September 20, 2021.

ScoutCam

ScoutCam has made a number of capital raising during 2021, when the last occurred on March 22, 2021. Therefore the company diluted the holding into 27.76% and deconsolidated ScoutCam. since that date and treated the investment in equity method. For additional information, see note 4.A.

GERD IP , INC

On January 13, 2020, together with the Company’s advisor Mr. Kfir Zilberman the Company formed a subsidiary in Delaware, of which the Company holds 90% of the stock capital, under the name GERD IP, Inc. (“GERD IP”). GERD IP was incorporated in accordance with the Company’s efforts to reorganize its assets and increase asset and organizational efficiencies

Eventer:

As of June 30, 2021, the Company holds approximately 47.69% of Eventer technology Ltd. (“Eventer”) on a fully diluted basis. Eventer is a technology company engaged in the development of tools for automatic creation, management, promotion, and billing of events and ticketing sales. For additional information, see note 4.B.

Gix Internet Ltd.:

As of June 30, 2021, the Company own 33.17% in Gix Internet Ltd. (formerly “Algomizer”)., which operates in the field of software development, marketing and distribution to internet users. For additional information, see note 4.D.

Charging Robotics:

On February 19, 2021, the Company entered into the Joint Venture Agreement, with Amir Zaid and Weijian Zhou and the Company’s wholly-owned subsidiary Charging Robotics, under which the Company formed a joint venture, under the name Revoltz. For additional information, see note 4.G.

Interest in other entities:

As of June 30, 2021, the Company also owns 35.86% in Polyrizon Ltd. (. For additional information, see note 4.F), 50.03% in Jeff’s Brands Ltd (For additional information, see note 4.C) ,4.73% in Automax Ltd. (formerly known as Matomy Ltd.) ( For additional information, see note 4.E), 5.1% in Elbit Imaging Ltd. (hereinafter – “Elbit Imaging”), 2.09% in Maris-Tech Ltd. (hereinafter – “Maris”) and 0.47% in Safe Foods, Inc. (hereinafter – “SAFO”).

On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter - “Golden Grand”) for the know-how licensing and sale of goods relating to MUSE systems in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones based instalments. To date, some of these milestones have been achieved and the Company has received USD 1.8 million, which is presented in the balance sheets among “contract liability”. The final milestone and the final instalment shall be completed and paid upon the completion of a MUSE assembly line in China. The Company examines additional potential opportunities to sale MUSE to other territories.

The Company’s shares were listed on the Tel Aviv Stock Exchange Ltd. (hereinafter - “TASE”) and since May 20, 2015, the Company’s American Depository Shares (hereinafter – “ADSs”) evidenced by American Depositary Receipts (hereinafter – “ADRs”) are listed on the Nasdaq Capital Market. The Company’s depositary agent for the ADR program is The Bank of New York Mellon. Since July 2018, the Company’s Series C Warrants are traded on Nasdaq Capital Market. On January 25, 2021, the Company voluntarily delisted its shares from trading on the TASE. Following the delisting, the Company ADSs continue to trade on the Nasdaq and the Company continue to file public reports and make public disclosures in accordance with the rules and regulations of the SEC and Nasdaq.

During the period of six months ended June 30, 2021 the Company entered into several underwriting agreements with Aegis Capital Corp. (hereinafter – “Aegis”) For additional information, see note 8 (2).

B.	As of the approval date of these financial statements, the Company had cash and cash equivalent, which the Company anticipates will provide sufficient liquidity for more than a twelve-month period from the date of these financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of June 30, 2021. As such, the Company’s ability to continue operating may be dependent on several factors, amongst which is its ability to raise sufficient additional funding, which funding may not necessarily be available to the Company, obtained on terms favorable to the Company, or provide the Company with sufficient funds to meet its objectives.

C.	The COVID-19 pandemic, including the efforts to combat it, has had and may continue to have a widespread effect on the Company’s business. In response to the pandemic, public health authorities and local and national governments, including Israel’s, have implemented measures that have and may continue to have an impact the Company’s business, including voluntary or mandatory quarantines, restrictions on travel and orders to limit the activities of non-essential workforce personnel. As of the date of this report, the COVID-19 (coronavirus) pandemic had made and continues to have a significant impact on global economic activity., with governments around the world, including Israel. Since the pandemic’s effect on the macroeconomic environment has yet to be fully determined and could continue for months or years, the Company is actively monitoring the pandemic and the Company is taking any necessary measures to respond to the situation in cooperation with the various stakeholders.

In light of the evolving nature of the pandemic and the uncertainty it has produced around the world, the Company does not believe it is possible to precisely predict the pandemic’s cumulative and ultimate impact on the Company’s future business operations, liquidity, financial condition and results of operations. For example, travel restrictions have adversely affected the Company’s ability to timely achieve certain milestones included in the Company Agreement with Golden Grand and has delayed the recognition of revenues deriving therefrom. These travel restrictions have also impacted the Group sales and marketing efforts and those of the Company’s subsidiaries. In addition, a substantial portion of Eventer’s business relates to leisure event management, the scope of which was greatly reduced as a result of governmental policies and measures tailored to address to spread of COVID-19. To the extent that these measures remain in place, Eventer’s business and result of operations could be harmed.

The extent of the impact of the pandemic on the Company’s business and financial results will depend largely on future developments, including the duration of the spread of the outbreak and any future “waves” of the outbreak, globally and specifically within Israel and the United States. In addition, the extent of the impact on capital and financial markets, foreign currencies exchange and governmental or regulatory orders that impact the Company’s business are highly uncertain and cannot be predicted. If economic conditions generally or in the industries in which the Company operate specifically, worsen from present levels, the Company results of operations could be adversely affected and the Company financial condition will depend on future developments that are highly uncertain and cannot be predicted, including new government actions or restrictions, new information that may emerge concerning the severity, longevity and impact of the COVID-19 pandemic on economic activity.

Additionally, concerns over the economic impact of the pandemic have caused extreme volatility in financial markets, which has adversely impacted and may continue to adversely impact the Company share price and the Company ability to access capital markets. To the extent the pandemic or any worsening of the global business and economic environment as a result adversely affects the Company business and financial results, it may also have the effect of heightening many of the other risks in the company’s reports.